Stock-Based Compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Parenthetical) (Detail) (Executive Committee, Restricted Stock Units)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013
Executive Committee | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		955,274
Shares granted (shares)	817,698